CALIFORNIA MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "California Municipal Income Fund" has been changed to "Federated California Municipal Income Fund." In addition, the name of the "Fortress Shares" has been changed to "F Shares."
Accordingly, all references to "California Municipal Income Fund" and "Fortress Shares" in the Prospectus should reflect these changes.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922109
   G01056-03 (3/96)



CALIFORNIA MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "California Municipal Income Fund" has been changed to "Federated California Municipal Income Fund." In addition, the name of the "Fortress Shares" has been changed to "F Shares."
Accordingly, all references to "California Municipal Income Fund" and "Fortress Shares" in the Statement of Additional Information should reflect these changes.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922109
   G01057-05 (3/96)




MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(A Portfolio of Municipal Securities Income Trust)

SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Michigan Intermediate Municipal Trust" has been changed to "Federated Michigan Intermediate Municipal Trust." Accordingly, all references to "Michigan Intermediate Municipal Trust" in the Prospectus should reflect this change.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922703
   G01106-04 (3/96)




MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(A Portfolio of Municipal Securities Income Trust)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Michigan Intermediate Municipal Trust" has been changed to "Federated Michigan Intermediate Municipal Trust." Accordingly, all references to "Michigan Intermediate Municipal Trust" in the Statement of Additional Information should reflect this change.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922703
   G01106-05 (3/96)





NEW YORK MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "New York Municipal Income Fund" has been changed to "Federated New York Municipal Income Fund." In addition, the name of the "Fortess Shares" has changed to "F Shares."Accordingly, all references to "New York Municipal Income Fund" and "Fortress Shares" in the Prospectus should reflect these changes.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922208
   G01057-04 (3/96)




NEW YORK MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "New York Municipal Income Fund" has been changed to "Federated New York Municipal Income Fund." In addition, the name of the "Fortress Shares" has changed to "F Shares."Accordingly, all references to "New York Municipal Income Fund" and "Fortress Shares" in the Statement of Additional Information should reflect these changes.
                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922208
   G01057-05 (3/96)





OHIO MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Ohio Municipal Income Fund" has been changed to "Federated Ohio Municipal Income Fund." In addition, the name of the "Fortress Shares" has changed to "F Shares." Accordingly, all references to "Ohio Municipal Income Fund" and "Fortress Shares" in the Prospectus should reflect these changes.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922307
   G00910-04 (3/96)




OHIO MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Fortress Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Ohio Municipal Income Fund" has been changed to "Federated Ohio Municipal Income Fund." In addition, the name of the "Fortress Shares" has changed to "F Shares." Accordingly, all references to "Ohio Municipal Income Fund" and "Fortress Shares" in the Statement of Additional Information should reflect these changes.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922307
   G00910-05 (3/96)




PENNSYLVANIA MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Class A Shares

SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Pennsylvania Municipal Income Fund" has been changed to "Federated Pennsylvania Municipal Income Fund." Accordingly, all references to "Pennsylvania Municipal Income Fund" in the Prospectus should reflect this change.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922505
   G01058-04 (3/96)


PENNSYLVANIA MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Class A Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1995

Effective March 31, 1996, the name of "Pennsylvania Municipal Income Fund" has been changed to "Federated Pennsylvania Municipal Income Fund." Accordingly, all references to "Pennsylvania Municipal Income Fund" in the Statement of Additional Information should reflect this change.

                                                               March 31, 1996
   FEDERATED SECURITIES CORP.
   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 625922505